Supplementary Financial Information	11 Months Ended
Feb. 02, 2013
Quarterly Financial Information Disclosure [Abstract]
Supplementary Financial Information (Unaudited)
Supplementary Financial Information (Unaudited)

The following tables show selected operating results for each 3-month quarter and full year of fiscal 2013 (11-month) and 2012 (unaudited) ($ in millions):

	Quarter				11-Month
	1st	2nd	3rd	4th	2013(1)
Revenue	$10,373	$9,339	$9,381	$14,952	$39,948
Comparable store sales % change(2)	(5.2)%	(3.3)%	(5.1)%	(1.4)%	(1.7)%
Gross profit	$2,584	$2,261	$2,228	$3,344	$9,346
Operating income (loss)(3)	264	88	2	(182)	(116)
Net earnings (loss) from continuing operations	169	31	(9)	(460)	(466)
Gain (loss) from discontinued operations, net of tax	(17)	(38)	10	81	46
Net earnings (loss) including noncontrolling interests	152	(7)	1	(379)	(420)
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	$158	$12	$(10)	$(409)	$(441)
Diluted earnings (loss) per share(4)
Continuing operations	$0.49	$0.09	$(0.03)	$(1.36)	$(1.38)
Discontinued operations	(0.03)	(0.05)	—	0.15	0.08
Diluted earnings (loss) per share	$0.46	$0.04	$(0.03)	$(1.21)	$(1.30)

	Quarter				12-Month
	1st	2nd	3rd	4th	2012
Revenue	$9,471	$10,095	$10,749	$15,161	$45,476
Comparable store sales % change(2)	(1.8)%	(2.8)%	0.8%	(2.2)%	(1.5)%
Gross profit	$2,334	$2,514	$2,528	$3,615	$10,991
Operating income(5)	276	384	309	1,231	2,200
Net earnings from continuing operations	160	228	230	806	1,424
Gain (loss) from discontinued operations, net of tax	3	(68)	(99)	(1,238)	(1,402)
Net earnings (loss) including noncontrolling interests	163	160	131	(432)	22
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders(6)	$136	$177	$154	$(1,698)	$(1,231)
Diluted earnings (loss) per share(4)
Continuing operations	$0.40	$0.60	$0.63	$2.29	$3.81
Discontinued operations	(0.05)	(0.13)	(0.21)	(7.10)	(7.08)
Diluted earnings (loss) per share	$0.35	$0.47	$0.42	$(4.81)	$(3.27)
Note: Certain fiscal year totals may not add due to rounding.

(1)
On November 2, 2011, our Board of Directors approved a change to our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January. In the first quarter of fiscal 2013 (11-month), we began reporting our quarterly results on the basis of our new fiscal year-end. As such, the results for the month of February 2012, which are included in the audited results for fiscal 2012, were also included in the reported first quarter of fiscal 2013 (11-month). However, the results for the month of February 2012 are not included in the results for the full year of fiscal 2013 (11-month). Thus, the four quarters of fiscal year 2013 (11-month) are not additive.

(2)
Comprised of revenue from stores operating for at least 14 full months as well as revenue related to call centers, websites and our other comparable sales channels. Revenue we earn from sales of merchandise to wholesalers or dealers is not included within our comparable store sales calculation. Relocated, remodeled and expanded stores are excluded from our comparable store sales calculation until at least 14 full months after reopening. Acquired stores are included in our comparable store sales calculation beginning with the first full quarter following the first anniversary of the date of the acquisition. The portion of our calculation of the comparable store sales percentage change attributable to our International segment excludes the effect of fluctuations in foreign currency exchange rates. The method of calculating comparable store sales varies across the retail industry. As a result, our method of calculating comparable store sales may not be the same as other retailers' methods. The calculation of comparable store sales excludes the impact of the extra week of revenue in the fourth quarter of fiscal 2012, as well as revenue from discontinued operations for all periods presented.

(3)
Includes $127 million, $91 million, $34 million and $169 million of restructuring charges recorded in the fiscal first, second, third and fourth quarters, respectively, and $415 million for the 11 months ended February 2, 2013, related to measures we took to restructure our businesses. Also included in the fourth quarter and 11 months ended February 2, 2013, is a $822 million goodwill impairment charge related to our Canada, Five Star, and U.S. reporting units.

(4)
The sum of our quarterly diluted earnings per share does not equal our annual diluted earnings per share due to the impact of the timing of the repurchases of common stock and stock option exercises on quarterly and annual weighted-average shares outstanding.

(5)
Includes $1 million, $22 million and $25 million of restructuring charges recorded in the fiscal second, third and fourth quarters, respectively, related to measures we took to restructure our businesses.

(6)	Includes a $1.3 billion payment related to the Mobile buy-out recorded in the fourth quarter of fiscal 2012.